Consolidated Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	850,000,000	850,000,000
Common stock, shares issued	92,619,641	66,155,340
Common stock, shares outstanding	92,619,641	66,155,340
Treasury stock, shares	10,762,566	9,896,666